Goodwill and other intangible assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012
Business Acquisition [Line Items]
Amortization of intangible assets	$ 4,538	$ 4,162	$ 10,159
Flagstone Reinsurance Holdings Sa
Business Acquisition [Line Items]
Amortization of intangible assets			5,997
Intangible asset - customer relationships and brand name				5,997
Talbot
Business Acquisition [Line Items]
Percentage ownership of syndicated capacity	100.00%
Brand names | Western World Insurance Group, Inc
Business Acquisition [Line Items]
Useful lives of acquired intangible assets	10 years
Brand names | Flagstone Reinsurance Holdings Sa
Business Acquisition [Line Items]
Intangible asset - customer relationships and brand name				$ 3,402
Technology | Western World Insurance Group, Inc
Business Acquisition [Line Items]
Useful lives of acquired intangible assets	5 years
Distribution network | Western World Insurance Group, Inc
Business Acquisition [Line Items]
Useful lives of acquired intangible assets	10 years
Distribution network | Talbot
Business Acquisition [Line Items]
Useful lives of acquired intangible assets	10 years
Trademark | Talbot
Business Acquisition [Line Items]
Useful lives of acquired intangible assets	10 years